United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: 10/31/13

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2013
Share Class	Ticker
Institutional	FIHBX

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Institutional High Yield Bond Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2013, was 8.72%. The total return of the Barclays U.S. Corporate High-Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 8.86% during the same period. The total return of the Lipper High Current Yield Funds Average (LHCYFA),2 a peer group for the Fund, was 8.19% during the same period. The Fund's and LHCYFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BHY2%ICI were: (1) the effect of changing interest rates referred to as “duration;”3 (2) the selection of individual securities; (3) the overall credit quality of the securities owned; and (4) the overall yield of the portfolio.
During the reporting period, the Fund modestly underperformed the BHY2%ICI and outperformed the LHCYFA.
MARKET OVERVIEW
The high-yield market4 generated attractive total returns during the 12-month reporting period, especially in light of the substantial increase in interest rates on U.S. Treasury securities of comparable maturities during the reporting period. For example, the yield on a 10-year U.S. treasury security increased 86 basis points (bps) during the reporting period while the yield-to-worst on the BHY2%ICI actually declined 85 bps. The high-yield market was also able to do well despite any number of potential political crises including the fiscal cliff (automatic spending cuts that were slated to occur at the onset of 2013), sequestration, debt ceiling negotiations and the government shutdown. Two key factors positively led to the high-yield market's strength. First, the U.S. economy's growth has remained somewhat slow but steady. The economy has continued to benefit from very accommodative monetary policy from the Federal Reserve. Second, corporate credit quality remains strong as earnings were growing, cash flow generation was robust and companies were extending their debt maturity schedules and taking advantage of low interest rates to reduce their cost of capital. Risky lending, last seen just prior to the financial crisis, remained in check. For example, the default rate as calculated by the Altman & Kuehne High-Yield Bond Default and Return Report and New York University was 1.40% for the 12 months ending September 30, 2013, which compared favorably to the 4.00% arithmetic average annual default rate from 1985 through 2012. In fact, the market is poised to complete its fourth consecutive calendar year of sub 2% default rates. The impact of a good
Annual Shareholder Report

economy and strong corporate credit measures was illustrated by the declining spread between high-yield bonds and U.S. Treasury securities with comparable maturities which, according to the Credit Suisse High Yield Bond Index,5 began the reporting period at 581 bps and ended the reporting period at 463 bps.
Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI included: Technology, Industrial Other, Services, Automotive, Building Materials, Chemicals and Metals. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Natural Gas Utilities, Media Cable, Lodging, Home Construction and Wireline Telecommunications. From a ratings quality perspective, the lower-quality more economically sensitive “CCC”-rated sector led the way with a return of 14.54%, followed by the “B”-rated sector which returned 8.90% and the “BB”-rated sector which returned 6.24%.
Duration
During the 12-month reporting period, the Fund's shorter duration relative to the BHY2%ICI benefited Fund performance as interest rates rose.6
Security Selection
The Fund benefited from strong security selection in the Healthcare, Gaming, Media–Non-Cable, Retail, Packaging and Energy industry sectors. The Fund was also positively affected by its underweight to the poor-performing Home Construction and Media–Cable sectors and overweight to the strong performing Technology and Automotive sectors, relative to the BHY2%ICI. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Advanced Micro Devices, Clear Channel Communications, Iasis Healthcare, Energy Future Intermediate Holding Company and Pittsburgh Glass Works.
The Fund was negatively affected by poor security selection in the Financial Institutions, Wireless Communications and Consumer Products sectors. The Fund's underweight, relative to the BHY2%ICI, in the Supermarket and Metals & Mining sectors negatively affected performance. Specific Fund holdings that substantially underperformed the BHY2%ICI included: Lone Pine Resources, Physiotherapy, Mmodal, Harrah's/Caesars Entertainment and Allen Systems Group.
Annual Shareholder Report

CREDIT QUALITY
As measured by Moody's and S&P, the portfolio maintained a lower credit quality than the BHY2%ICI. Lower credit quality securities outperformed higher credit quality securities during the period which positively impacted performance. Within in each rating category, the Fund did tend to hold lower yielding securities which offset some of the positive impact.
YIELD
The overall yield of the portfolio was lower than the BHY2%ICI, thereby negatively affecting Fund performance. Part of this impact reflected the Fund's cash holding which, although modest, contributed to the Fund's lower yield.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LHCYFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
5	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
6	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return Table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Institutional High Yield Bond Fund from October 31, 2003 to October 31, 2013, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper High Current Yield Funds Average (LHCYFA).3
Average Annual Total Returns for the Period Ended 10/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Institutional Shares	8.72%	16.87%	8.85%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–INSTITUTIONAL SHARES
Growth of $10,000 as of October 31, 2013
■	Total returns shown include the maximum redemption charge of 2.00%, as applicable.
1	Represents a hypothetical investment of $10,000 in the Fund. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the indices.
2	The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt, Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2013, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	13.1%
Health Care	9.9%
Energy	8.0%
Media-Non-Cable	7.1%
Food & Beverage	5.8%
Retailers	5.1%
Packaging	4.7%
Automotive	4.6%
Financial Institutions	4.4%
Wireless Communications	3.8%
Building Materials	3.7%
Gaming	3.7%
Consumer Products	3.7%
Other[3]	18.6%
Cash Equivalents[4]	3.3%
Other Assets and Liabilities—Net[5]	0.5%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
October 31, 2013
Principal Amount or Shares			Value
		CORPORATE BONDS—85.9%
		Aerospace/Defense—0.7%
$5,975,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$6,169,188
5,150,000		TransDigm, Inc., 5.50%, 10/15/2020	5,214,375
4,725,000		TransDigm, Inc., 7.50%, 7/15/2021	5,173,875
4,300,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	4,644,000
		TOTAL	21,201,438
		Automotive—4.1%
7,775,000	[1,2]	Affinia Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 5/1/2021	8,124,875
2,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,598,000
1,950,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	2,062,125
8,200,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	8,692,000
4,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,618,250
3,700,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	4,204,125
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	756,000
5,350,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	4,199,750
4,175,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	4,550,750
6,825,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,063,875
3,175,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	3,167,063
6,150,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	7,011,000
8,925,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	8,679,562
2,050,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	2,151,270
4,675,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	4,686,687
5,790,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	6,195,300
5,275,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	6,013,500
5,225,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	5,904,250
3,700,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	3,866,500
2,075,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,261,750
1,450,000	[1,2]	TRW Automotive, Inc., Series 144A, 4.50%, 3/1/2021	1,486,250
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	825,000
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,030,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$3,850,000	[1,2]	Titan Wheel International, Inc., Sr. Secd. Note, Series 144A, 6.875%, 10/1/2020	$3,965,500
2,377,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	2,614,700
13,775,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	14,257,125
		TOTAL	121,985,957
		Building Materials—3.3%
4,200,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	4,378,500
3,275,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	3,324,125
4,050,000		Anixter International, Inc., 5.625%, 5/1/2019	4,272,750
1,625,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,771,250
525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	568,313
4,550,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	4,732,000
2,700,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	2,865,375
7,275,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	8,002,500
5,300,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	5,856,500
6,500,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	6,711,250
1,225,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,356,687
14,400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	15,858,000
1,125,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	1,212,187
4,632,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	4,979,400
7,350,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.875%, 3/1/2018	7,754,250
7,225,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,622,375
4,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	4,228,125
5,650,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,441,000
3,200,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	3,268,000
1,550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	1,712,750
		TOTAL	96,915,337
		Chemicals—2.2%
1,575,000		Ashland, Inc., 3.875%, 4/15/2018	1,590,750
4,625,000		Ashland, Inc., 4.75%, 8/15/2022	4,463,125
5,375,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	5,301,094
500,000		Chemtura Corp., 5.75%, 7/15/2021	508,750
700,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	750,750
10,875,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	11,609,062
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$800,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	$770,000
1,375,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	1,335,469
575,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	586,500
12,075,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	12,497,625
3,625,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	3,461,875
875,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	986,562
625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	695,313
5,125,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	5,125,000
675,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	735,750
2,775,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	2,927,625
1,525,000	[1,2]	Nova Chemicals Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,560,266
6,300,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	6,756,750
3,400,000		Rockwood Specialties Group, Inc., Sr. Unsecd. Note, 4.625%, 10/15/2020	3,510,500
		TOTAL	65,172,766
		Construction Machinery—0.4%
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,365,000
975,000		United Rentals, Inc., Series WI, 5.75%, 7/15/2018	1,050,563
750,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	840,000
750,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	843,750
5,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	5,808,937
750,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	774,375
		TOTAL	10,682,625
		Consumer Products—3.3%
13,350,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	14,284,500
3,700,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	3,875,750
2,500,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	2,593,750
5,650,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	5,748,875
7,500,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	7,125,000
9,200,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	9,729,000
7,515,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	8,116,200
2,735,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	2,919,613
2,450,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	2,731,750
12,525,000		ServiceMaster Co., 7.00%, 8/15/2020	12,399,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	$1,421,000
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	563,500
5,275,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	5,433,250
500,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	532,500
1,700,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.625%, 11/15/2022	1,819,000
3,400,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	3,672,000
5,450,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	5,490,875
6,650,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	6,151,250
2,000,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,140,000
		TOTAL	96,747,563
		Energy—7.2%
5,825,000		Antero Resources Corp., 6.00%, 12/1/2020	6,174,500
6,400,000		Approach Resources, Inc., 7.00%, 6/15/2021	6,688,000
6,225,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	6,536,250
5,500,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	5,733,750
1,250,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	1,268,750
5,725,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,268,875
3,775,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,322,375
5,550,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	6,021,750
3,575,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	3,735,875
3,350,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,567,750
5,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	5,873,625
1,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	1,981,875
5,600,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	5,894,000
337,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	355,956
5,725,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	5,982,625
2,675,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,765,281
1,450,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	1,522,500
2,975,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	3,317,125
5,575,000		Concho Resources, Inc., 5.50%, 4/1/2023	5,811,938
1,600,000		Continental Resources, Inc., 4.50%, 4/15/2023	1,622,000
850,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	918,000
5,125,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	5,945,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$2,789,746	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.875%, 12/15/2017	$2,936,208
2,700,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	2,902,500
3,375,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,780,000
7,550,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 7.50%, 12/15/2021	7,927,500
8,375,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	8,500,625
2,050,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	2,111,500
2,250,000	[1,2]	Kodiak Oil & Gas Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/1/2022	2,306,250
1,900,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,971,250
5,050,000	[1,2]	Linn Energy LLC, Series 144A, 7.00%, 11/1/2019	5,062,625
2,250,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	2,255,625
6,175,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	6,607,250
1,800,000	[3,4]	Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	1,062,000
8,400,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	8,610,000
9,400,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	9,776,000
2,925,000		Oasis Petroleum Inc., 6.875%, 1/15/2023	3,188,250
2,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,745,938
6,275,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	6,808,375
3,575,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	3,780,563
5,475,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	5,871,937
2,350,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,585,651
1,500,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	1,640,430
2,075,000		Range Resources Corp., 5.00%, 8/15/2022	2,082,781
2,400,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	2,358,000
3,825,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	4,073,625
2,750,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	2,866,875
5,675,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	6,072,250
3,875,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	4,306,094
625,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	665,625
7,275,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	7,875,187
		TOTAL	215,038,714
		Entertainment—0.8%
2,400,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	2,640,000
5,075,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	5,017,906
3,350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	3,291,375
1,200,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	1,320,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Entertainment—continued
$150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	$0
3,025,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	2,896,438
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,600,375
8,450,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	8,323,250
		TOTAL	25,089,344
		Environmental—0.1%
4,025,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	4,246,375
		Financial Institutions—3.9%
4,575,000		Ally Financial, Inc., 3.50%, 7/18/2016	4,700,812
2,700,000		Ally Financial, Inc., 4.625%, 6/26/2015	2,824,759
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,354,888
3,850,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	4,518,938
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	479,000
4,525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	5,396,062
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,900,938
9,575,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	10,640,219
5,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	6,021,750
2,050,000		CIT Group, Inc., 5.00%, 5/15/2017	2,214,000
9,200,000		CIT Group, Inc., 5.25%, 3/15/2018	9,993,500
825,000		CIT Group, Inc., 5.375%, 5/15/2020	887,906
2,875,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	3,004,375
2,825,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,216,969
3,000,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	3,157,500
825,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	831,188
1,000,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	1,009,375
950,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 3.25%, 5/15/2018	948,813
950,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	914,375
5,150,000		International Lease Finance Corp., 4.625%, 4/15/2021	5,009,935
6,675,000		International Lease Finance Corp., 5.875%, 8/15/2022	6,908,625
1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,633,656
6,925,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	7,582,875
1,900,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	2,249,125
1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	1,255,781
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$3,775,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	$4,454,500
4,075,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	4,187,063
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	990,375
14,025,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	13,428,937
		TOTAL	116,716,239
		Food & Beverage—5.2%
17,025,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	17,918,812
4,300,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	4,208,625
4,800,000		Constellation Brands, Inc., 6.00%, 5/1/2022	5,256,000
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,262,938
7,250,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	8,255,937
17,200,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	17,995,500
15,550,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	15,083,500
9,350,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	10,249,937
12,675,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	13,372,125
12,225,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	11,736,000
6,425,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	6,826,563
8,000,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	8,460,000
1,625,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	1,702,188
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	2,671,125
3,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	4,086,250
23,900,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	25,752,250
		TOTAL	155,837,750
		Gaming—3.3%
5,475,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	5,967,750
2,075,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,287,688
4,125,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	3,823,359
4,575,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	4,666,500
4,525,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	4,525,000
10,100,000		MGM Mirage, Inc., 7.75%, 3/15/2022	11,488,750
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,773,500
3,375,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	3,978,281
8,100,000	[1,2]	Mohegan Tribal Gaming Authority, Series 144A, 9.75%, 9/1/2021	8,768,250
5,775,000	[1,2]	Penn National Gaming, Inc., Series 144A, 4.875%, 11/1/2020	5,832,750
3,325,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.375%, 11/1/2023	3,366,562
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$5,850,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	$5,879,250
4,475,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	4,916,906
5,000,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	5,275,000
6,347,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	7,013,435
2,030,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,212,700
1,300,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	1,382,063
9,600,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	10,344,000
		TOTAL	98,501,744
		Health Care—8.8%
7,400,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	7,899,500
11,400,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	11,913,000
8,825,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,957,375
1,300,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	1,430,000
5,000,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	5,387,500
7,575,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	7,811,719
8,250,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	9,003,225
4,775,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	5,151,031
13,350,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	14,651,625
2,700,000		HCA, Inc., 6.25%, 2/15/2021	2,841,750
3,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	3,165,000
6,550,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	6,615,500
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	101,500
7,575,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,446,125
18,225,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	20,525,906
6,100,000		Hologic, Inc., 6.25%, 8/1/2020	6,511,750
12,525,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	13,010,344
11,725,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	12,487,125
10,325,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	10,996,125
4,850,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	5,468,375
11,350,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	11,832,375
10,250,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	11,377,500
2,700,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	3,003,750
7,550,000	[1,2]	Tenet Healthcare Corp., 8.125%, 4/1/2022	8,286,125
6,050,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, 4.375%, 10/1/2021	5,815,562
5,800,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	5,647,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$4,775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	$5,371,875
8,125,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	8,571,875
12,050,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	12,893,500
1,100,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	1,210,000
17,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	19,651,875
4,150,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	4,725,813
		TOTAL	260,762,475
		Industrial-Other—2.8%
1,450,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,542,438
8,075,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	8,115,375
4,650,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	5,074,313
4,775,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	5,276,375
5,825,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	5,956,062
4,000,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	4,000,000
9,575,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	10,077,687
3,025,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,221,625
2,025,000		Mastec, Inc., 4.875%, 3/15/2023	1,936,406
2,250,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,328,750
2,625,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	2,756,250
2,075,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,308,438
7,600,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	8,075,000
600,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	675,000
5,925,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	6,132,375
8,550,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	9,319,500
6,275,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	6,369,125
		TOTAL	83,164,719
		Lodging—0.6%
4,175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	4,415,062
4,850,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	4,992,469
900,000		Host Hotels & Resorts LP, Series WI, 6.00%, 10/1/2021	997,447
361,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	366,165
5,375,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	5,401,875
		TOTAL	16,173,018
		Media-Cable—2.1%
3,300,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	3,217,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media-Cable—continued
$6,375,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	$6,645,938
5,950,000		Charter Communications Holdings II, 5.125%, 2/15/2023	5,563,250
4,275,000		Charter Communications Holdings II, 5.75%, 1/15/2024	4,061,250
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	910,000
1,250,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,371,875
175,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	192,500
1,600,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.25%, 3/15/2021	1,552,000
8,950,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	8,558,437
2,200,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,337,500
8,650,000		DISH DBS Corporation, 5.125%, 5/1/2020	8,801,375
1,450,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,511,625
10,525,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	10,827,594
6,125,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	6,308,750
		TOTAL	61,859,594
		Media-Non-Cable—6.3%
2,900,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	3,277,000
4,425,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	4,303,312
3,150,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	3,398,063
13,725,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	13,896,562
2,075,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,168,375
700,000		Clear Channel Worldwide, 7.625%, 3/15/2020	743,750
6,225,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	6,676,313
11,725,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	12,369,875
9,900,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	11,187,000
7,125,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,552,500
8,150,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	8,231,500
6,225,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,112,062
3,000,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	3,172,500
4,000,000	[1,2]	Gray Television, Inc., 7.50%, 10/1/2020	4,210,000
7,475,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	7,914,156
10,150,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	10,771,687
4,950,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	5,073,750
1,450,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	1,580,500
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,287,688
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media-Non-Cable—continued
$7,250,000	[1,2]	Intelsat Jackson Holdings S.A., Gtd. Sr. Note, Series 144A, 5.50%, 8/1/2023	$7,023,437
1,400,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,515,500
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,560,375
2,500,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	2,393,750
3,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	3,475,625
6,675,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	6,574,875
2,625,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,874,375
1,500,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	1,545,000
9,300,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,230,000
1,825,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	1,745,156
5,300,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	4,876,000
8,775,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	8,950,500
9,775,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,166,000
7,650,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	8,223,750
		TOTAL	187,080,936
		Metals & Mining—0.2%
100,000	[3,4,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
6,075,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	5,740,875
825,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	820,875
		TOTAL	6,561,760
		Packaging & Containers—4.2%
9,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	10,419,063
4,400,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	4,400,000
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	1,831,750
7,325,000		Ball Corp., 4.00%, 11/15/2023	6,784,781
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,847,813
2,750,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	2,997,500
1,625,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,779,375
6,450,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	6,837,000
750,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	798,750
8,175,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	7,704,937
3,975,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,521,563
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging & Containers—continued
$5,200,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	$5,369,000
4,075,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	4,222,719
2,775,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	3,080,250
17,975,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	18,783,875
1,625,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	1,730,625
3,275,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	3,520,625
14,850,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	16,502,062
350,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	375,375
675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	631,125
9,750,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	10,115,625
2,925,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	3,191,906
7,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	8,337,500
		TOTAL	125,783,219
		Paper—0.2%
1,750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,890,000
2,225,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,047,000
800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	874,000
2,100,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	2,084,250
		TOTAL	6,895,250
		Restaurants—0.8%
8,075,000		DineEquity Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	9,023,812
5,450,000		NPC INTL/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	6,308,375
9,325,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	9,155,984
		TOTAL	24,488,171
		Retailers—4.5%
12,325,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	12,663,937
3,825,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,260,094
7,800,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	7,897,500
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,572,719
4,825,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	4,692,313
7,275,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	7,584,187
11,475,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	11,876,625
1,500,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,541,250
900,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,023,750
5,625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	5,821,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$9,150,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	$9,916,312
11,875,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	12,320,312
2,625,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	2,700,469
5,225,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	5,394,812
11,475,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	11,761,875
4,975,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,379,219
11,800,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	12,242,500
5,650,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	6,200,875
2,900,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	3,023,250
3,600,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	3,996,000
625,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	632,813
1,425,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	1,428,563
		TOTAL	133,931,250
		Services—0.5%
250,000	[1,2]	Garda World Security Corp., Series 144A, 9.75%, 3/15/2017	270,600
6,175,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	6,683,820
4,975,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	5,298,375
1,150,000	[1,2]	Monitronics International, Inc., Sr. Note, Series 144A, 9.125%, 4/1/2020	1,224,750
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	830,625
		TOTAL	14,308,170
		Technology—11.7%
1,575,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	1,649,813
4,450,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	4,338,750
225,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	226,125
3,425,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	3,519,188
13,650,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	14,503,125
244,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	254,980
10,500,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	11,681,250
9,375,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	9,632,812
11,375,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	12,540,937
6,175,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	6,113,250
4,775,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	5,157,000
12,375,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	13,550,625
8,500,000		Emdeon, Inc., 11.00%, 12/31/2019	9,817,500
10,450,000		Epicor Software Corp., 8.625%, 5/1/2019	11,390,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$8,375,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	$8,626,250
2,875,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	3,173,281
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,027,188
6,125,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	6,553,750
23,825,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	25,552,312
4,250,000		Flextronics International Ltd., 5.00%, 2/15/2023	4,260,625
5,600,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	6,398,000
5,000,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	5,068,750
1,009,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,096,026
8,425,000		IAC Interactive Corp., 4.75%, 12/15/2022	8,024,812
3,300,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	3,564,000
10,425,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	10,698,656
5,500,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	6,105,000
2,875,000		Iron Mountain, Inc., 5.75%, 8/15/2024	2,760,000
3,150,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	3,516,187
6,125,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	5,956,562
10,875,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	12,669,375
8,200,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	9,307,000
8,400,000		Lender Processing Services, 5.75%, 4/15/2023	8,799,000
5,350,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	5,376,750
4,550,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	2,730,000
3,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,002,313
6,500,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	6,435,000
3,175,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	3,198,813
1,575,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,649,813
1,325,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,368,063
8,150,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	8,129,625
2,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,216,500
8,725,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	8,528,687
40,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	45,500
3,525,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	3,886,313
3,325,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	3,690,750
7,325,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	7,599,687
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,750,000		Solera Holdings, Inc., Company Guarantee, 6.75%, 6/15/2018	$5,091,050
1,600,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,632,000
6,725,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	7,061,250
575,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	610,938
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,718,750
13,300,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	14,463,750
275,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	306,625
6,100,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	6,534,625
8,475,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	9,216,562
4,700,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	5,029,000
		TOTAL	349,054,993
		Textile—0.1%
2,975,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	2,848,563
		Transportation—0.4%
1,775,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,868,188
4,725,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	5,120,719
1,525,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,662,250
2,025,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	2,141,437
		TOTAL	10,792,594
		Utility-Electric—1.1%
1,625,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,690,000
2,413,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	2,618,105
1,500,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	1,425,000
3,800,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	3,904,500
7,025,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	7,411,375
194,562	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	166,477
2,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	2,240,000
2,775,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	3,163,500
3,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	3,479,812
2,650,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,941,500
3,375,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	3,611,250
		TOTAL	32,651,519
		Utility-Natural Gas—2.9%
10,250,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	10,250,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility-Natural Gas—continued
$1,525,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	$1,643,188
1,300,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	1,495,339
2,750,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	2,818,750
2,350,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	2,505,688
6,650,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	7,137,219
625,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	710,883
11,675,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	13,543,000
2,475,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,604,937
925,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	985,125
2,775,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	2,851,313
7,300,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	7,300,000
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,595,000
2,400,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	2,340,000
1,544,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,682,960
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,654,125
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,208,875
1,175,000	[1,2]	Regency Energy Partners LP, Sr. Note, 4.50%, 11/1/2023	1,092,750
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,085,000
8,775,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	8,906,625
1,275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	1,255,875
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	203,500
1,872,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	2,026,440
443,000		Suburban Propane Partners LP, Series WI, 7.50%, 10/1/2018	477,886
2,800,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	2,877,000
3,125,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,250,000
		TOTAL	84,501,478
		Wireless Communications—3.4%
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	4,011,563
5,925,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	6,428,625
2,275,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,380,788
1,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,887,000
8,400,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	8,904,000
425,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	450,500
6,050,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,420,562
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	1,008,188
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$3,475,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	$3,687,844
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,085,000
7,075,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	7,428,750
1,200,000	[1,2]	MetroPCS Wireless, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2021	1,260,000
18,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	17,357,125
6,625,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	7,171,562
2,750,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	3,341,250
8,375,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	9,107,812
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,400,750
15,450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	15,295,500
		TOTAL	100,626,819
		Wireline Communications—0.8%
5,700,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	6,099,000
4,500,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	4,933,125
2,700,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	2,754,000
2,025,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	2,303,438
4,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,939,500
1,525,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	1,525,000
2,100,000		Windstream Corp., 6.375%, 8/1/2023	2,047,500
		TOTAL	24,601,563
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,469,508,762)	2,554,221,943
		COMMON STOCKS—0.0%
		Automotive—0.0%
2,120	[3]	General Motors Co.	78,334
532	[3]	Motors Liquidation Co.	19,312
		TOTAL COMMON STOCKS (IDENTIFIED COST $189,418)	97,646
		PREFERRED STOCK—0.0%
		Finance-Commercial—0.0%
319	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $90,747)	306,310
		WARRANTS—0.0%
		Automotive—0.0%
1,927	[3]	General Motors Co., Warrants	53,570
Annual Shareholder Report

Principal Amount or Shares			Value
		WARRANTS—continued
		Automotive—continued
1,927	[3]	General Motors Co., Warrants	$37,731
		TOTAL WARRANTS (IDENTIFIED COST $205,950)	91,301
		INVESTMENT COMPANIES—13.7%[7]
91,902,159	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	91,902,159
47,273,332		High Yield Bond Portfolio	316,731,323
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $380,945,221)	408,633,482
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $2,850,940,098)[9]	2,963,350,682
		OTHER ASSETS AND LIABILITIES-NET—0.4%[10]	11,201,754
		TOTAL NET ASSETS—100%	$2,974,552,436
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $1,077,850,663, which represented 36.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $1,077,684,186, which represented 36.2% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $2,856,708,539.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,554,221,933	$10	$2,554,221,943
Equity Securities:
Common Stocks
Domestic	97,646	—	—	97,646
Preferred Stock
Domestic	—	306,310	—	306,310
Warrants	91,301	—	—	91,301
Investment Companies[1]	408,633,482	—	—	408,633,482
TOTAL SECURITIES	$408,822,429	$2,554,528,243	$10	$2,963,350,682
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronyms are used throughout this portfolio:
PIK	—Payment in Kind
GTD	—Guaranteed
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.13	$9.74	$10.07	$9.32	$7.29
Income From Investment Operations:
Net investment income	0.66[1]	0.72[1]	0.81	0.86[1]	0.84[1]
Net realized and unrealized gain (loss) on investments and swap contracts	0.19	0.52	(0.22)	0.74	1.97
TOTAL FROM INVESTMENT OPERATIONS	0.85	1.24	0.59	1.60	2.81
Less Distributions:
Distributions from net investment income	(0.70)	(0.75)	(0.84)	(0.83)	(0.79)
Distributions from net realized gain on investments and swap contracts	(0.02)	(0.10)	(0.08)	(0.02)	—
TOTAL DISTRIBUTIONS	(0.72)	(0.85)	(0.92)	(0.85)	(0.79)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.01
Net Asset Value, End of Period	$10.26	$10.13	$9.74	$10.07	$9.32
Total Return[3]	8.72%	13.40%	6.12%	18.03%	41.20%
Ratios to Average Net Assets:
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	6.44%	7.29%	8.16%	8.99%	10.31%
Expense waiver/reimbursement[4]	0.08%	0.10%	0.09%	0.10%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,974,552	$1,992,108	$684,940	$490,158	$296,085
Portfolio turnover	17%	18%	23%	37%	14%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2013
Assets:
Total investment in securities, at value including $408,633,482 of investment in affiliated holdings (Note 5) (identified cost $2,850,940,098)		$2,963,350,682
Income receivable		47,213,861
Income receivable from an affiliated holding (Note 5)		1,893,864
Receivable for investments sold		8,961,493
Receivable for shares sold		6,370,932
TOTAL ASSETS		3,027,790,832
Liabilities:
Payable for investments purchased	$41,674,464
Payable for shares redeemed	8,788,379
Income distribution payable	2,418,435
Accrued expenses (Note 5)	357,118
TOTAL LIABILITIES		53,238,396
Net assets for 290,027,612 shares outstanding		$2,974,552,436
Net Assets Consist of:
Paid-in capital		$2,861,167,805
Net unrealized appreciation of investments		112,410,584
Accumulated net realized gain on investments and swap contracts		986,957
Distributions in excess of net investment income		(12,910)
TOTAL NET ASSETS		$2,974,552,436
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,974,552,436 ÷ 290,027,612 shares outstanding, no par value, unlimited shares authorized		$10.26
Offering price per share		$10.26
Redemption proceeds per share (98.00/100 of $10.26)		$10.05
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2013
Investment Income:
Interest		$142,363,675
Dividends (including $24,677,476 received from affiliated holdings (Note 5))		25,840,906
TOTAL INCOME		168,204,581
Expenses:
Investment adviser fee (Note 5)	$9,695,655
Administrative fee (Note 5)	1,891,738
Custodian fees	86,822
Transfer agent fee	1,566,535
Directors'/Trustees' fees (Note 5)	8,825
Auditing fees	32,700
Legal fees	6,872
Portfolio accounting fees	218,342
Share registration costs	232,934
Printing and postage	164,371
Insurance premiums (Note 5)	6,992
Miscellaneous (Note 5)	9,901
TOTAL EXPENSES	13,921,687
Waiver/reimbursement of investment adviser fee (Note 5)	(1,925,738)
Net expenses		11,995,949
Net investment income		156,208,632
Realized and Unrealized Gain on Investments:
Net realized gain on investments		6,933,805
Realized gain distribution from affiliated investment company shares (Note 5)		2,053,916
Net change in unrealized appreciation of investments		33,459,190
Net realized and unrealized gain on investments		42,446,911
Change in net assets resulting from operations		$198,655,543
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$156,208,632	$82,593,947
Net realized gain on investments and swap contracts	8,987,721	6,604,453
Net change in unrealized appreciation/depreciation of investments	33,459,190	46,661,831
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	198,655,543	135,860,231
Distributions to Shareholders:
Distributions from net investment income	(165,472,920)	(84,915,937)
Distributions from net realized gain on investments and swap contracts	(4,932,553)	(7,729,813)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(170,405,473)	(92,645,750)
Share Transactions:
Proceeds from sale of shares	1,740,136,614	1,450,726,292
Net asset value of shares issued to shareholders in payment of distributions declared	142,383,030	59,004,019
Cost of shares redeemed	(928,753,932)	(246,008,006)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	953,765,712	1,263,722,305
Redemption Fees	428,348	231,636
Change in net assets	982,444,130	1,307,168,422
Net Assets:
Beginning of period	1,992,108,306	684,939,884
End of period (including undistributed (distributions in excess of) net investment income of $(12,910) and $646,449, respectively)	$2,974,552,436	$1,992,108,306
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2013
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$164,729	$166,477
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of
Annual Shareholder Report

time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to effectively manage large cash inflows. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
At October 31, 2013, the Fund had no outstanding swap contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended October 31	2013	2012
Shares sold	170,372,162	145,342,830
Shares issued to shareholders in payment of distributions declared	13,967,022	5,949,986
Shares redeemed	(91,020,152)	(24,877,290)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	93,319,032	126,415,526
Annual Shareholder Report

Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. The redemption fees for the Fund's Institutional Shares amounted to $428,348 and $231,636 for the years ended October 31, 2013 and 2012, respectively.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities, litigation payments and defaulted security income.
For the year ended October 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(241)	$8,604,929	$(8,604,688)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$165,549,052	$86,185,844
Long-term capital gains	$4,856,421	$6,459,906
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$1,479,683
Undistributed long-term capital gains	$5,262,805
Net unrealized appreciation	$106,642,143
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation is attributable in part to differing treatments for the defaulted bonds and discount accretion/premium amortization on debt securities.
Annual Shareholder Report

At October 31, 2013, the cost of investments for federal tax purposes was $2,856,708,539. The net unrealized appreciation of investments for federal tax purposes was $106,642,143. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $120,511,225 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,869,082.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the Adviser voluntarily waived $1,875,301 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report

Interfund Transactions
During the year ended October 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $27,760,675 and $1,239,219, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2013, the Adviser reimbursed $50,437. Transactions involving affiliated holdings during the year ended October 31, 2013, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2012	50,580,535	47,273,332	97,853,867
Purchases/Additions	848,717,976	—	848,717,976
Sales/Reductions	(807,396,352)	—	(807,396,352)
Balance of Shares Held 10/31/2013	91,902,159	47,273,332	139,175,491
Value	$91,902,159	$316,731,323	$408,633,482
Dividend Income	$46,159	$24,631,317	$24,677,476
Capital Gain Distributions	$—	$2,053,916	$2,053,916
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2013, were as follows:
Purchases	$1,295,615,513
Sales	$405,603,774
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the year ended October 31, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2013, the amount of long-term capital gains designated by the Fund was $4,856,421.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Institutional Trust AND SHAREHOLDERS OF Federated Institutional High Yield Bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Institutional High Yield Bond Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund, a portfolio of Federated Institutional Trust, at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,014.00	$2.49
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.74	$2.50
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Institutional Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 416,438,358.400 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	317,267,870.567	1,958,091.504
Maureen Lally-Green	317,629,480.587	1,596,481.484
Thomas M. O'Neill	317,244,393.151	1,981,568.920
P. Jerome Richey	317,257,240.038	1,968,722.033
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 2002 Portfolio Manager since: inception	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust with respect to the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Institutional High Yield Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Annual Shareholder Report

For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Annual Shareholder Report

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
29856 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $83,800

Fiscal year ended 2012 - $80,750

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $73

Fiscal year ended 2012 - $0

Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $105,336

Fiscal year ended 2012 - $345,413

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2013